Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
Acquisitions

3.      Acquisitions

Acquisition of Callin Corp.

On May 15, 2023 (the “Acquisition Date”), the Company acquired 100% of the outstanding equity of Callin Corp. (“Callin”), a podcasting and live streaming platform. Callin creates a seamless experience for its users to create, discover, and consume live and recorded content. The Company has determined that Callin meets the definition of a business and has accounted for the acquisition as a business combination. The fair value of the assets acquired and the liabilities assumed by the Company in connection with the acquisition is as follows:

Total consideration	$18,226,572

Net assets acquired:
Cash	$1,000,989
Accounts receivable	10,939
Prepaid expenses	200,651
Property and equipment	37,841
Software and technology	9,352,000
Accounts payable, accruals, and other liabilities	(1,137,814)
Deferred tax liability	(1,230,526)
Total net assets acquired	$8,234,080

Goodwill	$9,992,492

The fair value of the consideration consists of the following:

Fair Value
Shares issued	$6,055,409
Shares to be issued	3,747,209
Replacement awards	15,578
Contingent consideration (liability) – retention payments	3,491,741
Contingent consideration (equity) – milestone 1	2,490,152
Contingent consideration (equity) – milestone 2	2,356,483
Contingent consideration payable	70,000
Total consideration	$18,226,572

Under the terms of the acquisition agreement, the Company is required to issue upfront share consideration of 981,243 shares of Class A Common Stock to the preferred shareholders and SAFE note holders of Callin, of which 963,337 shares had been issued as of December 31, 2023. The fair value of the Company’s Class A Common Stock on the acquisition date was $9.99 per share. In addition, the Company issued rights to four payments each consisting of 375,000 contingently issuable shares of Class A Common Stock to the common shareholders, series FF preferred shareholders, option holders and continuing employees of Callin contingent on the following conditions being met:

•        Retention payment 1:    Services are provided by a selling shareholder for 12 months;

•        Retention payment 2:    Services are provided by a selling shareholder for 24 months;

•        Milestone payment 1:    Within 12 months, certain feature development and technical performance criteria are achieved, and the acquired technology is integrated into the Company’s existing software and

•        Milestone payment 2:    Within 24 months, certain feature development and technical performance criteria are achieved.

In assessing what is part of the business combination, the Company has determined that because the two retention payments are contingent on a selling shareholder providing services post-combination, the portion of those tranches earned by the party providing services should be reflected in the Company’s financial statements as post-combination expense. In addition, where future services are required by employees in order to earn rights to the contingent consideration, such rights are being accounted for either entirely as post-combination expense or as replacement awards where the rights replace unvested options or restricted series FF preferred shares that were originally granted by Callin. For the remainder, the four tranches of contingently issuable shares have been accounted for as contingent consideration.

The following table shows the breakdown of the contingently issuable shares:

Number of Shares
Contingent consideration	903,689
Share-based compensation (Note 13)	596,311
Total contingently issuable shares	1,500,000

The fair value of the contingent consideration has been estimated as follows:

Retention payments 1 and 2

The Company has determined that retention payments 1 and 2 are one unit of account requiring the Company to issue a variable number of shares that is not indexed to the Company’s stock. As a result, the consideration that is contingent on one of the selling shareholder’s providing services has been classified as a liability. The contingent consideration is classified Level 3 in the fair value hierarchy. The key inputs into the fair value determination are the probability of achieving the milestones, which impacts the expected number of shares to be issued, and the share price on the acquisition date. At the acquisition date, management estimated the number of shares to be issued is 349,523. The Company has recognized a change in fair value of this contingent consideration of $1,922,381 due to the change in the Company’s stock price and the probability of each contingency being met during the period between the acquisition date and the period end.

Milestone payments 1 and 2

The Company has determined that milestone payments 1 and 2 are separate units of account because a fixed number of shares will be issued if each contingency is met, and meeting one contingency is not dependent on the other. The key inputs into the fair value determination are the probability of each contingency being met, and the share price on the acquisition date. As of December 31, 2023, milestone payment 1 was met resulting in the issuance of 375,000 Class A Common Stock.

During the year ended December 31, 2023, the Company adjusted certain provisional amounts recognized at the acquisition date related to the finalization of the valuation report and the income tax provision in the fourth quarter of 2023. An adjustment was made to increase upfront share consideration by $143,716 as well as an increase to intangible assets and deferred tax liability of $1,594,000 and $398,654, respectively. The corresponding adjustment was reflected in goodwill.

The acquired goodwill relates to Callin’s workforce and synergies that are expected to be realized upon the integration of Callin’s technology with the Rumble platform. Such synergies will include the ability to leverage the creator relationships that Rumble has secured to date and will allow for a greater ability to establish brand recognition and monetization of the Callin platform in the future. The goodwill is not expected to be deductible for tax purposes.

Acquisition-related transaction costs incurred by the Company for the year ended December 31, 2023 were $835,035.

The acquired business contributed revenues of $nil and net loss of $1,269,185 post acquisition for the period ended December 31, 2023.

Acquisition of North River Project Inc.

On October 3, 2023, the Company acquired 100% of the outstanding equity of North River Project Inc. (“North River”), for $10,000,000 Canadian Dollars ($7,293,000 US Dollars) in cash upfront and future contingent cash payments of up to $10,000,000 Canadian Dollars. The Company has determined that North River does not meet the definition of a business and has accounted for the acquisition as an asset acquisition. The contingent consideration contains two payments each consisting of $5,000,000 Canadian Dollars upon the completion of feature development and integration of the acquired technology into the Company’s existing software within a 5-year period. The Company has elected to account for the contingent consideration at the point in time in which the payments have been met. As of December 31, 2023, none of the milestones have been achieved. The Company acquired North River for the purpose of acquiring certain developed software, developed technology, and an assembled workforce.

The Company allocated the consideration as follows:

Fair Value
Software and technology	$9,000,740
Assembled workforce	366,188
Net working capital	(14,808)
Deferred tax liability	(2,059,120)
Total consideration	$7,293,000

The acquired software and technology was assigned a useful life of 5 years and the assembled workforce was assigned a useful life of 2 years. The assets are recorded in intangible assets, net on the Company’s consolidated balance sheets.